Related Party Transactions (Details) (USD $)	12 Months Ended		0 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Aug. 13, 2013
Related Party Transaction [Line Items]
Stock issued for services, value	$ 25,000	$ 231,000
Wulff Services Inc. [Member]
Related Party Transaction [Line Items]
Stock issued for services, shares	250,000		250,000
Stock issued for services, value	175,000		175,000
Onetime payment related to corporate finance and restructuring efforts	75,000		75,000
Gary D. Cohee [Member]
Related Party Transaction [Line Items]
Stock issued for services, shares	415,643
Stock issued for services, value	376,000
Onetime payment related to corporate finance and restructuring efforts	160,000
Intercon Chemical Company [Member]
Related Party Transaction [Line Items]
Manufacturing assets sold	$ 58,000